Earnings per share - Weighted average number of shares used as the denominator (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Weighted average number of shares outstanding	164,415	163,223	163,223
Weighted average number of treasury shares	(2,122)	(2,211)	(2,332)
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	162,293	161,012	160,891
Equity settled share - based payment	158	181	167
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	162,451	161,193	161,058